Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Goodwill	€ 1,828.8	€ 1,745.6
Intangibles	1,880.8	1,724.4
Property, plant and equipment	321.0	295.4
Other receivables	3.2	4.3
Derivative financial instruments	24.5	18.6
Deferred tax assets	61.5	64.3
Total non-current assets	4,119.8	3,852.6
Current assets
Cash and cash equivalents	403.7	219.2
Inventories	333.5	306.9
Trade and other receivables	165.1	147.1
Indemnification assets	79.7	73.8
Derivative financial instruments	14.3	2.1
Total current assets	996.3	749.1
Total assets	5,116.1	4,601.7
Current liabilities
Trade and other payables	482.1	477.5
Current tax payable	177.5	145.3
Provisions	65.9	68.0
Loans and borrowings	6.2	3.3
Derivative financial instruments	1.7	7.8
Total current liabilities	733.4	701.9
Non-current liabilities
Loans and borrowings	1,761.1	1,395.1
Employee benefits	194.9	188.4
Trade and other payables	1.8	1.8
Provisions	64.7	72.8
Derivative financial instruments	44.0	61.4
Deferred tax liabilities	350.8	327.7
Total non-current liabilities	2,417.3	2,047.2
Total liabilities	3,150.7	2,749.1
Net assets	1,965.4	1,852.6
Equity attributable to equity holders
Share capital	0.0	0.0
Capital reserve	1,745.2	1,623.7
Share based compensation reserve	8.5	2.9
Founder Preferred Shares Dividend reserve	372.6	493.4
Translation reserve	89.6	83.2
Cash flow hedging reserve	9.8	(3.0)
Accumulated deficit	(260.3)	(347.6)
Total equity	€ 1,965.4	€ 1,852.6